UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21827

Ziegler Exchange Traded Trust
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue, Suite 2000 Milwaukee, WI		53202
(Address of principal executive offices)		(Zip code)

Brian K. Andrew Ziegler Exchange Traded Trust 250 East Wisconsin Avenue, Suite 2000 Milwaukee, WI 53202
(Name and address of agent for service)

With a Copy to:

Conrad G. Goodkind Quarles & Brady, LLP 411 East Wisconsin Avenue Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code:		(414) 978-6400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than  60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

SCHEDULE OF INVESTMENTS

July 31, 2007 (Unaudited)

	Number	Market
	of Shares	Value
COMMON STOCKS — 99.9%

AEROSPACE & DEFENSE — 6.5%
Goodrich Corp.	1,215	$76,436
Lockheed Martin Corp.	1,215	119,653
Raytheon Co.	1,215	67,262
		263,351
BIOTECHNOLOGY — 7.5%
* Amgen, Inc.	1,215	65,294
* Biogen Idec, Inc.	1,215	68,696
* Genentech, Inc.	1,215	90,372
* Genzyme Corp.	1,215	76,630
		300,992
COMMUNICATIONS EQUIPMENT — 11.8%
* 3Com Corp.	1,215	4,860
* ADC Telecommunications, Inc.	1,215	22,708
Alcatel-Lucent (ADR)	1,215	14,094
* Arris Group, Inc.	1,215	18,006
* Ciena Corp.	1,215	44,384
* Cisco Systems, Inc.	1,215	35,126
* Corning, Inc.	1,215	28,966
Harris Corp.	1,215	66,679
* InterDigital, Inc.	1,215	33,959
* JDS Uniphase Corp.	1,215	17,411
* Juniper Networks, Inc.	1,215	36,401
Motorola, Inc.	1,215	20,643
Nokia Oyj (ADR)	1,215	34,798
* Nortel Networks Corp.	1,215	26,293
* Packeteer, Inc.	1,215	8,359
QUALCOMM, Inc.	1,215	50,605
* Tellabs, Inc.	1,215	13,790
		477,082
COMPUTERS & PERIPHERALS — 13.2%
* Adaptec, Inc.	1,215	4,253
* Apple, Inc.	1,215	160,088
* Dell, Inc.	1,215	33,984
* EMC Corp.	1,215	22,490
Hewlett-Packard Co.	1,215	55,926
International Business Machines Corp.	1,215	134,440
* NCR Corp.	1,215	63,447
* Network Appliance, Inc.	1,215	34,433
* QLogic Corp.	1,215	16,147
* Sun Microsystems, Inc.	1,215	6,197
		531,405
ELECTRONIC EQUIPMENT & INSTRUMENTS — 3.8%
* Agilent Technologies, Inc.	1,215	46,352
* Coherent, Inc.	1,215	35,174
Jabil Circuit, Inc.	1,215	27,374
* Solectron Corp.	1,215	4,569
Tektronix, Inc.	1,215	39,913
		153,382
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
* Boston Scientific Corp.	1,215	15,977
Medtronic, Inc.	1,215	61,564
* St. Jude Medical, Inc.	1,215	52,415
		129,956
INTERNET SOFTWARE & SERVICES — 4.2%
* Digital River, Inc.	1,215	54,687
* eBay, Inc.	1,215	39,366
* j2 Global Communications, Inc.	1,215	39,657
* RealNetworks, Inc.	1,215	8,651
* Yahoo!, Inc.	1,215	28,249
		170,610

Percentages shown are a percent of net assets.

See accompanying notes to the schedule of investments.

IT SERVICES — 7.1%
Automatic Data Processing, Inc.	1,215	56,400
* Computer Sciences Corp.	1,215	67,651
* DST Systems, Inc.	1,215	92,182
Electronic Data Systems Corp.	1,215	32,793
First Data Corp.	1,215	38,625
		287,651
LIFE SCIENCES TOOLS & SERVICES — 4.9%
Applera Corp.- Applied Biosystems Group	1,215	37,933
* Millipore Corp.	1,215	95,511
* Thermo Fisher Scientific, Inc.	1,215	63,435
		196,879
OFFICE ELECTRONICS — 0.5%
* Xerox Corp.	1,215	21,214

PHARMACEUTICALS — 2.6%
Biovail Corp.	1,215	23,194
Novartis AG (ADR)	1,215	65,549
* Viropharma, Inc.	1,215	15,613
		104,356
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.2%
Altera Corp.	1,215	28,188
Analog Devices, Inc.	1,215	43,072
Applied Materials, Inc.	1,215	26,779
* Broadcom Corp., Class A	1,215	39,864
* Cypress Semiconductor Corp.	1,215	30,448
Intel Corp.	1,215	28,698
Kla-Tencor Corp.	1,215	69,000
* Kulicke & Soffa Industries, Inc.	1,215	11,372
* Lam Research Corp.	1,215	70,276
Linear Technology Corp.	1,215	43,315
* LSI Corp.	1,215	8,748
Maxim Integrated Products, Inc.	1,215	38,515
* Micron Technology, Inc.	1,215	14,422
National Semiconductor Corp.	1,215	31,578
* Novellus Systems, Inc.	1,215	34,652
* Standard Microsystems Corp.	1,215	40,569
* Teradyne, Inc.	1,215	19,063
Texas Instruments, Inc.	1,215	42,756
Xilinx, Inc.	1,215	30,375
		651,690
SOFTWARE — 18.4%
* Adobe Systems, Inc.	1,215	48,952
* Amdocs Ltd.	1,215	43,971
* Autodesk, Inc.	1,215	51,479
* BEA Systems, Inc.	1,215	15,042
* BMC Software, Inc.	1,215	34,895
CA, Inc.	1,215	30,472
* Cadence Design Systems, Inc.	1,215	26,001
* Check Point Software Technologies	1,215	29,597
* Citrix Systems, Inc.	1,215	43,946
* Cognos, Inc.	1,215	48,746
* Compuware Corp.	1,215	11,336
* Electronic Arts, Inc.	1,215	59,098
* McAfee, Inc.	1,215	43,570
* Mentor Graphics Corp.	1,215	14,592
Microsoft Corp.	1,215	35,223
* Novell, Inc.	1,215	8,153
* Oracle Corp.	1,215	23,231
* Red Hat, Inc.	1,215	25,296
SAP AG (Sponsored ADR)	1,215	65,513
* Sybase, Inc.	1,215	28,820
* Symantec Corp.	1,215	23,328
* Synopsys, Inc.	1,215	29,719
		740,980
Total Common Stocks
(Cost $3,876,269)		4,029,548

SHORT-TERM INVESTMENT — 1.0%
MONEY MARKET MUTUAL FUND — 1.0%
JPMorgan 100% U.S. Treasury Securities
Money Market Fund
(Cost $40,303)	40,303	40,303

Percentages shown are a percent of net assets.

See accompanying notes to the schedule of investments.

TOTAL INVESTMENTS — 100.9%
(Cost $3,916,572)	4,069,851
LIABILITIES LESS
OTHER ASSETS — (0.9%)	(36,086)
NET ASSETS — 100.0%	$4,033,765

*Non-income producing.

ADR — American Depositary Receipt

Percentages shown are a percent of net assets.

See accompanying notes to the schedule of investments.

ZIEGLER EXCHANGE TRADED TRUST

NYSE ARCA TECH 100 ETF

NOTES TO SCHEDULE OF INVESTMENTS

JULY 31, 2007 (Unaudited)

1. Organization

Ziegler Exchange Traded Trust, (the “Trust”), a diversified, open-end management investment company was organized as a Delaware statutory trust on July 13, 2005. The Trust currently consists of one portfolio, the NYSE Arca Tech 100 ETF (the “Fund”).

The Fund is an exchange-traded fund that seeks to provide investment results that closely correspond to the performance of the NYSE Arca Tech 100 IndexSM (the “Index”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements is in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The Fund values its portfolio securities at their market value when market quotations are readily available. When market quotations are not readily available for a particular security (e.g., because there is no regular market quotation for such security, the market for such security is limited, the exchange or market in which such security trades does not open for an entire trading day, the validity of quotations is questionable or some significant event occurs after the close of trading of such security and before such security is valued), the Fund will value such security at its “fair value” as determined in good faith by the Fund’s Board of Trustees (the  “Board”). The Board delegated responsibility for daily pricing to Ziegler Capital Management, LLC (the “Advisor”). The Advisor has appointed a Valuation Committee to perform such pricing functions in accordance with pricing policies and procedures adopted by the Fund’s Board. The Valuation Committee’s fair value determinations will be reviewed regularly by the Board.

Equity securities that are traded on U.S. exchanges, including futures contracts and options, and for which market quotations are readily available will be valued at their last sale price on the principal exchange on which such securities are traded as of the close of regular trading on such exchange or, lacking any sales, at the latest bid quotation. Over-the-counter securities for which a last sales price on the valuation date and at the valuation time is available will be valued at that price. All other over-the-counter securities for which market quotations are readily available will be valued at the latest bid quotation.

Because market quotations for most debt and convertible securities are not readily available, such securities will generally be valued using valuations published by an independent pricing service. Preferred stock and options for which market quotations are not readily available will be valued using an independent pricing service. The pricing service uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities purchased with maturities of 60 days or less will be valued on an amortized cost basis, under which the value of such securities is equal to its acquisition cost, plus or minus any amortized discount or premium. Investments in mutual funds are valued at their closing net asset value each business day.

New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board(“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for financial statements in the first fiscal period beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the adoption of the interpretation did not have an impact to the Fund’s financial statements upon adoption. Management continually reviews the Fund’s tax positions and such conclusions under the interpretation based on factors, including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption on the Fund’s financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities — Including an amendment of FASB Statement No. 115” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Exchange Traded Trust

By:	/s/ Brian K. Andrew
Brian K. Andrew, CFA
President
September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian K. Andrew
Brian K. Andrew, CFA
President
September 28, 2007

By:	/s/ Caroline M. Probst
Caroline M. Probst
Chief Financial Officer and Treasurer
September 28, 2007